OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2018
OTHER COMPREHENSIVE INCOME [abstract]
Disclosure of other comprehensive income

11.   OTHER COMPREHENSIVE INCOME

	Years ended December 31,
	2016			2017			2018
	Before-tax	Tax	Net-of-tax	Before-tax	Tax	Net-of-tax	Before-tax	Tax	Net-of-tax
	amount	effect	amount	amount	effect	amount	amount	effect	amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognized during the year	(3,813)	652	(3,161)	(1,314)	240	(1,074)	(12,500)	2,159	(10,341)
Amounts transferred to initial carrying amount of hedged items	13	(2)	11	(4)	1	(3)	—	—	—
Reclassification adjustments for amounts transferred to the consolidated statement of income	6,279	(1,115)	5,164	(575)	72	(503)	730	(130)	600
Net movement during the year recognized in other comprehensive income (i)	2,479	(465)	2,014	(1,893)	313	(1,580)	(11,770)	2,029	(9,741)
Available-for-sale financial assets:
Changes in fair value recognized during the year	(17)	(7)	(24)	(57)	—	(57)	—	—	—
Changes in the fair value of instruments at fair value through other comprehensive income	—	—	—	—	—	—	(41)	(12)	(53)
Net movement during the year recognized in other comprehensive income	(17)	(7)	(24)	(57)	—	(57)	(41)	(12)	(53)
Share of other comprehensive income/(loss) of associates and joint ventures	45	—	45	1,053	—	1,053	(240)	11	(229)
Foreign currency translation differences	4,298	—	4,298	(3,792)	—	(3,792)	3,399	—	3,399
Other comprehensive income	6,805	(472)	6,333	(4,689)	313	(4,376)	(8,652)	2,028	(6,624)

(i)	As of December 31, 2017 and 2018, cash flow hedge reserve amounted to losses of RMB 460 and 4,932, respectively, of which losses of RMB 510 and 4,917 were attribute to owners of the company.